Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
No-Load Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	No-Load Shares
Trading Symbol	NEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
No-Load Shares	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund's portfolio is actively managed, meaning that stocks are added and/or removed based on management's decision if the stock fits management's value criteria. The difference between the Fund and the benchmark, the S&P 500 Index (the "Index"), is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund's risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. The Fund will continue to hold high quality value stocks and the continued use of buying dividend paying companies with good balance sheets and strong cash flows even when value stocks are out of favor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
No-Load Shares	5.14%	12.78%	6.62%
S&P 500® Index	8.25%	9.06%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,378,535
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 356,276
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$35,378,535
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid (Net Waiver) ($)	$356,276

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Class I	5.66%
Costco Wholesale Corp.	5.08%
RTX Corporation	4.27%
Apple Inc.	4.08%
The Charles Schwab Corporation	3.23%
Microsoft Corporation	3.18%
Sempra Energy	3.17%
Exxon Mobil Corp.	3.13%
Philip Morris International, Inc.	3.01%
CME Group Inc.	3.00%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Class I	5.66%
Costco Wholesale Corp.	5.08%
RTX Corporation	4.27%
Apple Inc.	4.08%
The Charles Schwab Corporation	3.23%
Microsoft Corporation	3.18%
Sempra Energy	3.17%
Exxon Mobil Corp.	3.13%
Philip Morris International, Inc.	3.01%
CME Group Inc.	3.00%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.

Material Fund Change Strategies [Text Block]	The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.
Class A
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	Class A
Trading Symbol	NEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund's portfolio is actively managed, meaning that stocks are added and/or removed based on management's decision if the stock fits management's value criteria. The difference between the Fund and the benchmark, the S&P 500 Index (the "Index"), is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund's risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. The Fund will continue to hold high quality value stocks and the continued use of buying dividend paying companies with good balance sheets and strong cash flows even when value stocks are out of favor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A (with sales charge)	-0.90%	11.45%	5.99%
Class A (without sales charge)	5.14%	12.78%	6.62%
S&P 500® Index	8.25%	9.06%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,378,535
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 356,276
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$35,378,535
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid (Net Waiver) ($)	$356,276

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Class I	5.66%
Costco Wholesale Corp.	5.08%
RTX Corporation	4.27%
Apple Inc.	4.08%
The Charles Schwab Corporation	3.23%
Microsoft Corporation	3.18%
Sempra Energy	3.17%
Exxon Mobil Corp.	3.13%
Philip Morris International, Inc.	3.01%
CME Group Inc.	3.00%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Class I	5.66%
Costco Wholesale Corp.	5.08%
RTX Corporation	4.27%
Apple Inc.	4.08%
The Charles Schwab Corporation	3.23%
Microsoft Corporation	3.18%
Sempra Energy	3.17%
Exxon Mobil Corp.	3.13%
Philip Morris International, Inc.	3.01%
CME Group Inc.	3.00%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.

Material Fund Change Strategies [Text Block]	The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.